UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21132
Investment Company Act File Number
Short-Term U.S. Government Portfolio
(Formerly, Investment Portfolio)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2012
Date of Reporting Period

Item 1. Schedule of Investments

Short-Term U.S. Government Portfolio
January 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 50.2%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
2.317%, with maturity at 2020(1)	$756	$773,928
2.468%, with various maturities to 2037(1)	2,522	2,625,875
2.476%, with maturity at 2023(1)	2,067	2,136,977
2.526%, with various maturities to 2022(1)	4,056	4,165,492
2.663%, with maturity at 2035(1)	6,373	6,609,777
2.91%, with maturity at 2035(1)	4,733	4,979,134
3.072%, with maturity at 2034(1)	2,389	2,537,098
3.334%, with maturity at 2029(1)	1,282	1,318,580
3.364%, with maturity at 2032(1)	1,866	1,915,508
3.373%, with maturity at 2022(1)	443	460,106
3.628%, with maturity at 2025(1)	1,813	1,916,919
3.858%, with maturity at 2034(1)	1,002	1,092,435
4.074%, with maturity at 2037(1)	2,463	2,669,665
4.327%, with maturity at 2030(1)	1,806	1,969,230
4.50%, with maturity at 2018	3,917	4,184,246
4.707%, with maturity at 2033(1)	6,315	6,885,552
5.00%, with various maturities to 2018	6,372	6,843,685
5.343%, with maturity at 2032(1)	836	891,270
5.50%, with various maturities to 2018	3,940	4,253,493
6.00%, with various maturities to 2035	9,917	11,324,280
6.50%, with various maturities to 2030	2,750	3,018,904
7.00%, with various maturities to 2035	2,035	2,427,494
7.50%, with various maturities to 2017	875	924,523
8.00%, with various maturities to 2025	379	424,616
9.25%, with maturity at 2017	5	5,958

		$76,354,745

Federal National Mortgage Association:
2.30%, with maturity at 2031(1)	$4,984	$5,173,476
2.451%, with various maturities to 2037(1)	1,856	1,926,082
2.468%, with various maturities to 2035(1)	5,732	5,983,646
2.526%, with maturity at 2032(1)	2,606	2,713,861
2.542%, with maturity at 2031(1)	6,559	6,737,477
2.632%, with maturity at 2019(1)	2,309	2,380,832
2.643%, with maturity at 2020(1)	751	772,805
2.689%, with maturity at 2018(1)	74	75,912
2.695%, with maturity at 2018(1)	496	511,735
2.745%, with maturity at 2037(1)	5,942	6,233,153
2.778%, with maturity at 2040(1)	1,756	1,832,838
2.954%, with maturity at 2029(1)	450	462,516
2.981%, with maturity at 2036(1)	619	639,399
3.00%, with maturity at 2018(1)	49	49,616
3.172%, with maturity at 2030(1)	1,058	1,095,323
3.244%, with maturity at 2034(1)	4,585	4,889,439
3.394%, with maturity at 2036(1)	2,195	2,256,950
3.421%, with maturity at 2030(1)	1,525	1,621,850
3.425%, with maturity at 2030(1)	3,973	4,152,151
3.623%, with maturity at 2021(1)	916	958,386
3.658%, with maturity at 2034(1)	7,305	7,920,140
3.766%, with maturity at 2021(1)	1,004	1,042,641
3.816%, with maturity at 2035(1)	3,026	3,289,368
3.858%, with maturity at 2021(1)	1,745	1,813,527
3.881%, with maturity at 2036(1)	599	626,735

	Principal
	Amount
Security	(000’s omitted)	Value
3.937%, with maturity at 2034(1)	$4,663	$5,075,441
4.104%, with maturity at 2033(1)	1,671	1,821,887
4.238%, with maturity at 2035(1)	2,109	2,299,772
4.258%, with maturity at 2036(1)	4,028	4,391,694
4.448%, with maturity at 2035(1)	3,939	4,294,590
4.50%, with various maturities to 2018	11,204	11,994,428
4.591%, with maturity at 2029(1)	3,735	4,072,318
4.667%, with maturity at 2034(1)	2,369	2,580,090
4.795%, with maturity at 2034(1)	4,548	4,958,662
5.00%, with various maturities to 2019(2)	14,252	15,345,301
5.50%, with maturity at 2020	674	732,743
6.00%, with various maturities to 2031	2,751	3,073,038
6.324%, with maturity at 2032(1)	673	733,859
6.50%, with various maturities to 2019	701	739,605
7.00%, with various maturities to 2033	4,482	5,208,906
8.00%, with various maturities to 2034	2,018	2,519,609
9.321%, with maturity at 2018(3)	336	379,138
9.50%, with maturity at 2022	566	674,903

		$136,055,842

Government National Mortgage Association:
1.625%, with various maturities to 2027(1)	$1,052	$1,084,446
5.00%, with maturity at 2018	2,492	2,709,023
8.25%, with maturity at 2020	273	320,396
9.00%, with maturity at 2017	327	371,875

		$4,485,740

Total Mortgage Pass-Throughs (identified cost $209,269,076)		$216,896,327

Collateralized Mortgage Obligations — 8.3%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 1395, Class F, 1.851%, 10/15/22(4)	$86	$85,865
Series 2135, Class JZ, 6.00%, 3/15/29	4,139	4,519,587
Series 3030, Class SL, 5.81%, 9/15/35(5)(6)	14,367	2,186,583
Series 3872, Class NI, 5.50%, 12/15/21(6)	29,042	3,454,240

		$10,246,275

Federal National Mortgage Association:
Series G93-17, Class FA, 1.281%, 4/25/23(4)	$200	$203,512
Series G93-36, Class ZQ, 6.50%, 12/25/23	880	997,198
Series G97-4, Class FA, 1.112%, 6/17/27(4)	663	670,586
Series 296, Class 2, 8.00%, 4/1/24(6)	2,624	528,927
Series 1993-203, Class PL, 6.50%, 10/25/23	1,036	1,174,685
Series 1993-250, Class Z, 7.00%, 12/25/23	264	279,795
Series 1994-14, Class F, 2.801%, 10/25/23(4)	1,060	1,090,280
Series 2001-4, Class GA, 9.787%, 4/17/25(3)	188	217,310
Series 2005-68, Class XI, 6.00%, 8/25/35(6)	13,117	2,627,139
Series 2009-48, Class WA, 5.855%, 7/25/39(3)	2,393	2,688,055
Series 2009-62, Class WA, 5.554%, 8/25/39(3)	3,403	3,804,899
Series 2009-93, Class SC, 5.873%, 11/25/39(5)(6)	28,086	3,984,234
Series 2010-13, Class PI, 5.00%, 11/25/38(6)	32,783	3,400,478
Series 2011-82, Class AI, 5.50%, 8/25/26(6)	30,099	3,083,169

		$24,750,267

	Principal
	Amount
Security	(000’s omitted)	Value
Government National Mortgage Association:
Series 2000-30, Class F, 0.839%, 12/16/22(4)	$1,104	$1,112,901

Total Collateralized Mortgage Obligations (identified cost $37,116,270)		$36,109,443

Commercial Mortgage-Backed Securities — 2.1%

	Principal
	Amount
Security	(000’s omitted)	Value
COMM, Series 2005-LP5, Class A2, 4.63%, 5/10/43	$878	$878,995
GMACC, Series 2003-C2, Class A1, 4.576%, 5/10/40	534	548,180
JPMCC, Series 2004-CBX, Class A4, 4.529%, 1/12/37	2,159	2,158,614
MSC, Series 2004-IQ7, Class A3, 5.35%, 6/15/38(3)	5,383	5,430,358

Total Commercial Mortgage-Backed Securities (identified cost $9,155,101)		$9,016,147

U.S. Government Agency Obligations — 35.0%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Farm Credit Bank:
5.75%, 12/7/28	$5,000	$6,605,950
5.77%, 1/5/27	3,000	3,954,249

		$10,560,199

Federal Home Loan Bank:
4.125%, 12/13/19	$5,000	$5,760,020
4.125%, 3/13/20	20,000	23,433,380
4.50%, 9/13/19	10,000	11,866,600
4.625%, 9/11/20	1,735	2,073,464
5.365%, 9/9/24	8,000	10,068,032
5.375%, 9/30/22	10,135	12,792,306
5.375%, 8/15/24	3,500	4,372,743
5.75%, 6/12/26	12,000	15,786,432

		$86,152,977

United States Agency for International Development - Israel:
0.00%, 5/1/20	$1,100	$927,420
0.00%, 3/15/21	20,000	16,560,280
5.50%, 12/4/23	6,775	8,734,228
5.50%, 4/26/24	22,000	28,381,782

		$54,603,710

Total U.S. Government Agency Obligations (identified cost $128,809,631)		$151,316,886

Short-Term Investments — 3.7%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.07%(7)	$15,878	$15,878,121

Total Short-Term Investments (identified cost $15,878,121)		$15,878,121

Total Investments — 99.3% (identified cost $400,228,199)		$429,216,924

Other Assets, Less Liabilities — 0.7%		$2,997,825

Net Assets — 100.0%		$432,214,749

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

COMM	-	Commercial Mortgage Pass-Through Certificate

GMACC	-	GMAC Commercial Mortgage Securities, Inc.

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Corp.

MSC	-	Morgan Stanley Capital I

(1)		Adjustable rate mortgage security. Rate shown is the rate at January 31, 2012.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)		Weighted average fixed-rate coupon that changes/updates monthly.

(4)		Variable rate security. The stated interest rate represents the rate in effect at January 31, 2012.

(5)		Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2012.

(6)		Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(7)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2012 was $1,847.

A summary of open financial instruments at January 31, 2012 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Month/Year	Contracts	Position	Cost	Value	Depreciation
3/12	250 U.S. 5-Year Treasury Note	Short	$(30,660,156)	$(31,011,719)	$(351,563)
3/12	625 U.S. 10-Year Treasury Note	Short	(81,010,742)	(82,656,250)	(1,645,508)
3/12	160 U.S. 30-Year Treasury Bond	Short	(22,871,250)	(23,270,000)	(398,750)

					$(2,395,821)

At January 31, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At January 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $2,395,821.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$401,666,661

Gross unrealized appreciation	$29,046,724
Gross unrealized depreciation	(1,496,461)

Net unrealized appreciation	$27,550,263

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Mortgage Pass-Throughs	$—	$216,896,327	$—	$216,896,327

Collateralized Mortgage Obligations	—	36,109,443	—	36,109,443

Commercial Mortgage-Backed Securities	—	9,016,147	—	9,016,147

U.S. Government Agency Obligations	—	151,316,886	—	151,316,886

Short-Term Investments	—	15,878,121	—	15,878,121

Total Investments	$—	$429,216,924	$—	$429,216,924

Liability Description

Futures Contracts	$(2,395,821)	$—	$—	$(2,395,821)

Total	$(2,395,821)	$—	$—	$(2,395,821)

The Portfolio held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using Level 3 inputs. At January 31, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Short-Term U.S. Government Portfolio

By:	/s/ Mark S. Venezia
Mark S. Venezia
President

Date:	March 26, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark S. Venezia
Mark S. Venezia
President

Date:	March 26, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	March 26, 2012